Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 118.9%
Corporate — 17.1%
California Community Choice Financing Authority, RB(a)
5.00%, 05/01/54	$5,000	$ 5,285,465
Series G, 5.25%, 11/01/54	50,000	53,159,245
Sustainability Bonds, 5.00%, 07/01/53	45,200	47,360,673
Sustainability Bonds, 5.00%, 12/01/53	6,670	6,972,309
Sustainability Bonds, 5.25%, 01/01/54	11,500	11,956,311
Sustainability Bonds, 5.50%, 10/01/54	40,000	43,370,908
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	15,480	16,284,485
California Municipal Finance Authority, RB, Series A, AMT, 4.38%, 09/01/53(a)	2,935	2,939,263
California Municipal Finance Authority, Refunding RB, Series A, AMT, 4.00%, 07/01/41(a)	7,425	7,425,000
California Pollution Control Financing Authority, RB, AMT, 4.75%, 11/01/46	4,000	4,032,437
		198,786,096
County/City/Special District/School District — 30.1%
Anaheim City School District, GO, (AGM), 5.00%, 08/01/51	5,615	6,057,263
California Statewide Communities Development Authority, SAB
Series B, 5.00%, 09/02/52	1,785	1,632,167
Series C, 4.00%, 09/02/50	4,985	4,177,925
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	13,355	14,860,448
Chaffey Joint Union High School District, GO, CAB(b)
Series C, Election 2012, 0.00%, 08/01/37	1,300	700,333
Series C, Election 2012, 0.00%, 08/01/38	1,255	635,832
Series C, Election 2012, 0.00%, 08/01/39	1,500	714,191
Series C, Election 2012, 0.00%, 08/01/40	3,705	1,659,695
Series C, Election 2012, 0.00%, 08/01/41	610	257,894
Series C, Election 2012, 0.00%, 02/01/42	700	287,076
Chino Valley Unified School District, GO, Series D, Election 2016, 5.00%, 08/01/55	21,595	23,243,291
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,500	1,502,896
City of Oakland California, GO, Series D, 5.25%, 07/15/48	4,715	5,310,503
Clovis Unified School District, GO, Series B, Election 2020, 5.00%, 08/01/47	8,050	8,559,214
Coachella Valley Unified School District, GO, Series F, Election 2005, (BAM), 5.00%, 08/01/46	2,990	3,051,839
Dublin Unified School District, GO, Series B, Election 2020, 4.25%, 08/01/53	5,805	5,820,565
El Rancho Unified School District, GO, Series D, Election 2016, (BAM), 5.75%, 08/01/48	750	858,926
Folsom Cordova Unified School District, GO, Series D, (AGM), 4.00%, 10/01/44	10,300	10,153,989
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	5,000	4,978,365
Indio Finance Authority, Refunding RB
Series A, (BAM), 5.25%, 11/01/47	2,225	2,437,725
Series A, (BAM), 5.25%, 11/01/52	7,000	7,604,242
La Canada Unified School District, GO, Series A, Election 2017, 5.00%, 08/01/47	6,945	7,264,868
La Mesa-Spring Valley School District, GO, Series B, 4.00%, 08/01/51	625	618,727
Security	Par (000)	Value
County/City/Special District/School District (continued)
Livermore Valley Joint Unified School District, GO, 4.00%, 08/01/46	$15,000	$ 14,493,517
Los Angeles County Public Works Financing Authority, Refunding RB, Series F, Sustainability Bonds, 4.00%, 12/01/46	7,890	7,919,243
Los Angeles Unified School District, GO, Series RYQ, 4.00%, 07/01/44	10,475	10,415,472
Menifee Union School District, GO, Series B, (BAM), 4.00%, 08/01/43	5,370	5,373,786
Newport Mesa Unified School District, Refunding GO, CAB, 0.00%, 08/01/45(b)	8,485	3,302,182
Oak Grove School District, GO, Series A-1, 5.00%, 08/01/52	5,835	6,303,753
Oakland Unified School District/Alameda County, GO, Series A, (BAM), 4.00%, 08/01/46	14,530	14,505,417
Oxnard School District, GO, Series A, Election 2016, (BAM), 5.00%, 08/01/45	2,500	2,580,341
Oxnard Union High School District, GO
Series B, 5.00%, 08/01/45	6,560	6,876,179
Series C, Election 2018, 4.00%, 08/01/47	16,750	16,751,723
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	2,500	2,779,525
Ravenswood City School District, GO, Election 2022, (BAM), 5.25%, 08/01/53	7,570	8,274,393
Redwood City School District, GO
Series C, 4.00%, 08/01/44	2,800	2,780,754
Series A, Election 2022, 5.00%, 08/01/52	6,000	6,470,504
San Diego Unified School District, GO
Series I, Election 2012, 4.00%, 07/01/47	9,155	8,862,390
Series F-2, Sustainability Bonds, 4.25%, 07/01/52	6,270	6,261,910
San Francisco Bay Area Rapid Transit District, GO
Election 2016, Sustainability Bonds, 4.00%, 08/01/42	6,000	6,002,395
Class D1, Election 2016, Sustainability Bonds, 4.25%, 08/01/52	9,500	9,524,884
Series D-1, Election 2016, Sustainability Bonds, 4.00%, 08/01/47	9,175	8,928,927
San Leandro Unified School District, GO, Series B, 5.25%, 08/01/48	3,000	3,303,350
San Mateo Joint Powers Financing Authority, RB, Series A, 4.00%, 07/15/52	14,270	14,195,126
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/43	6,355	6,398,988
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/45	4,000	4,446,789
Santa Monica Community College District, GO, Series B, 4.00%, 08/01/45	17,500	17,254,531
Santa Monica-Malibu Unified School District, GO, 4.00%, 08/01/44	9,360	9,316,484
Santa Rosa High School District, GO, Series A, Election 2022, 4.00%, 08/01/49	7,050	6,737,661
Simi Valley Unified School District, GO, Series C, 4.00%, 08/01/50	3,115	2,968,721
Solano County Community College District, GO, Series C, Election 2012, 4.00%, 08/01/46	11,435	11,097,985
South Orange County Public Financing Authority, RB, 5.00%, 06/01/52	5,000	5,333,334
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Val Verde Unified School District, GO, Series C, Election 2020, (AGM), 4.00%, 08/01/49	$5,000	$ 4,709,923
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/38	3,250	3,266,006
		349,824,167
Education — 10.0%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/53	10,000	10,240,505
Series U-7, 5.00%, 06/01/46	7,525	8,738,507
California Enterprise Development Authority, RB(c)
8.00%, 11/15/62	1,760	1,726,799
Series A, 5.00%, 07/01/50	600	537,989
California Municipal Finance Authority, RB
5.50%, 08/01/34(c)	425	425,322
4.00%, 10/01/51	1,150	999,344
California Municipal Finance Authority, Refunding RB(c)
5.00%, 08/01/39	290	266,664
5.00%, 08/01/48	350	297,842
California School Finance Authority, RB
5.00%, 08/01/52(c)	1,875	1,862,287
5.00%, 08/01/61(c)	5,315	5,196,513
Series A, 6.00%, 07/01/33	1,500	1,500,594
Series A, 6.30%, 07/01/43	3,000	3,002,539
Series A, 5.00%, 07/01/54(c)	1,150	1,159,692
Series A, 5.00%, 06/01/58(c)	6,615	5,778,051
Series A, 5.00%, 07/01/59(c)	2,565	2,336,776
Series B, 4.00%, 07/01/45(c)	1,035	841,212
California School Finance Authority, Refunding RB(c)
Series A, 5.00%, 07/01/36	755	759,337
Series A, 5.88%, 06/01/53	700	702,513
Sustainability Bonds, 5.50%, 08/01/43	420	427,086
Sustainability Bonds, 5.50%, 08/01/47	400	401,146
California State University, Refunding RB
Series A, 5.00%, 11/01/42	20,000	20,642,667
Series A, 5.00%, 11/01/48	12,395	12,970,615
California Statewide Communities Development Authority, Refunding RB, 5.00%, 05/15/40	1,500	1,512,708
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	14,000	13,892,711
Series BH, 4.00%, 05/15/51	15,000	14,728,071
Series Q, 3.00%, 05/15/51	6,000	4,748,416
		115,695,906
Health — 9.3%
California Health Facilities Financing Authority, RB
5.00%, 02/01/37	2,625	2,748,389
Series A, 5.00%, 11/15/48	3,000	3,070,964
Series A, 5.00%, 08/15/54	2,020	2,032,538
Series A, 5.00%, 12/01/54	1,000	1,056,140
California Health Facilities Financing Authority, Refunding RB
(BAM-TCRS), 4.00%, 08/15/48	5,005	4,972,200
(AGM-CR), 3.00%, 08/15/51	13,975	10,906,335
Series A, 5.00%, 11/15/38	1,500	1,564,887
Series A, 4.00%, 03/01/43	545	506,742
Series A, 4.00%, 04/01/45	3,570	3,449,933
Series A, 5.00%, 11/15/48	17,280	17,688,140
Series A-2, 4.00%, 11/01/44	31,000	30,234,233
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/47	9,250	9,319,155
Security	Par (000)	Value
Health (continued)
California Statewide Communities Development Authority, RB, Sustainability Bonds, 4.00%, 08/01/45	$5,000	$ 4,223,596
California Statewide Communities Development Authority, Refunding RB
5.00%, 03/01/48	5,000	5,054,211
Series A, 4.00%, 12/01/57	6,500	5,905,287
Marin Healthcare District, GO, Election 2013, 4.00%, 08/01/45	5,000	4,707,273
		107,440,023
Housing — 4.3%
California Community Housing Agency, RB, M/F Housing(c)
Series A-2, 4.00%, 02/01/50	1,155	847,356
Series A-2, 4.00%, 08/01/51	6,380	3,279,722
California Housing Finance Agency, RB, M/F Housing
Series 2021-1, Class A, 3.50%, 11/20/35	14,303	13,228,485
Series 2021-2, Class A, (FHLMC), 3.75%, 03/25/35	17,904	17,396,922
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(c)	3,235	2,057,784
CMFA Special Finance Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/45(c)	240	195,628
CSCDA Community Improvement Authority, RB, M/F Housing(c)
4.00%, 10/01/46	695	536,505
Series A, 3.00%, 09/01/56	1,475	988,149
Mezzanine Lien, 4.00%, 05/01/57	5,660	3,874,732
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	575	369,975
Sustainability Bonds, 4.00%, 12/01/56	765	557,391
Series A, Sustainability Bonds, 4.00%, 06/01/58	2,885	2,062,493
Series A-2, Sustainability Bonds, 3.00%, 02/01/57	1,625	1,101,008
Santa Clara County Housing Authority, RB, M/F Housing, Series A, 6.00%, 08/01/41	3,500	3,502,167
		49,998,317
State — 10.0%
California State Public Works Board, RB
Series A, 5.00%, 04/01/49	45,360	49,022,618
Series B, 4.00%, 05/01/46	13,180	12,928,774
Series D, 5.00%, 11/01/47	18,275	19,747,323
California Statewide Communities Development Authority, SAB, S/F Housing, 5.00%, 09/02/39	1,060	1,112,084
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/43	1,275	1,405,010
State of California, Refunding GO
4.00%, 10/01/39	10,000	10,195,068
5.00%, 10/01/45	5,000	5,452,221
5.00%, 10/01/47	10,740	10,936,887
5.00%, 09/01/52	5,000	5,354,915
		116,154,900
Tobacco — 2.9%
California County Tobacco Securitization Agency, Refunding RB
5.00%, 06/01/50	520	520,717
Series A, 4.00%, 06/01/49	2,755	2,612,399
California County Tobacco Securitization Agency, Refunding RB, CAB(b)
0.00%, 06/01/55	7,575	1,555,029
Series B-2, Subordinate, 0.00%, 06/01/55	8,895	1,602,415
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(c)	57,200	2,890,217

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/28(d)	$5,390	$ 5,852,199
Series B, 5.00%, 06/01/51	13,000	13,444,340
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(b)	5,030	516,933
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(b)	25,600	4,961,443
		33,955,692
Transportation — 19.5%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/37	3,790	3,871,064
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	28,750	27,053,631
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	21,415	18,538,521
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,525	8,746,766
Series A, AMT, 5.00%, 05/15/45	5,000	5,242,149
Series A, AMT, 4.00%, 05/15/49	5,000	4,502,904
Series B, AMT, 5.00%, 05/15/41	8,500	8,608,199
Series B, AMT, 5.00%, 05/15/46	11,280	11,403,226
Series E, AMT, 5.00%, 05/15/44	7,000	7,339,799
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/45	1,940	2,028,042
AMT, 5.50%, 05/15/47	2,450	2,654,060
AMT, Subordinate, 4.00%, 11/15/31(d)	115	120,018
AMT, Subordinate, 4.00%, 05/15/41	4,190	4,014,847
AMT, Subordinate, 5.00%, 05/15/46	5,980	6,250,606
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	3,000	3,126,815
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series B-2, 3.50%, 01/15/53	10,000	8,201,601
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/33	2,000	2,180,178
Series A, AMT, 5.00%, 03/01/41	11,250	11,522,520
Series A, AMT, 5.00%, 03/01/47	6,150	6,235,316
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	200	200,100
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	6,485	6,587,299
Series B, AMT, 5.00%, 07/01/53	6,000	6,187,219
Series B, AMT, Subordinate, 5.00%, 07/01/51	10,000	10,282,233
Series B, AMT, Subordinate, 5.00%, 07/01/56	6,855	6,996,457
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/44	2,660	2,659,808
Series A, AMT, 5.00%, 05/01/47	14,220	14,384,608
Series E, AMT, 5.00%, 05/01/45	2,515	2,591,238
Series E, AMT, 5.00%, 05/01/50	27,195	27,720,961
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series C, AMT, 5.75%, 05/01/48	6,900	7,665,926
		226,916,111
Security	Par (000)	Value
Utilities — 15.7%
California Infrastructure & Economic Development Bank, RB
Sustainability Bonds, 4.00%, 10/01/44	$11,370	$ 11,600,416
Sustainability Bonds, 5.00%, 10/01/48	10,000	10,500,027
California Pollution Control Financing Authority, Refunding RB, 5.00%, 07/01/39(c)	1,000	1,028,479
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Sustainability Bonds, 4.00%, 06/01/52	8,450	8,437,770
City of Riverside California Water Revenue, RB, Series A, 5.00%, 10/01/52	2,250	2,428,975
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	26,935	26,909,403
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	1,260	1,354,646
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/49	3,835	4,054,568
Series B, Sustainability Bonds, 4.00%, 06/01/45	5,500	5,500,754
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	1,000	1,039,607
Imperial Irrigation District Electric System Revenue, Refunding RB, Series B-2, 5.00%, 11/01/41	7,750	8,020,789
Livermore Valley Water Financing Authority, RB
Series A, 5.00%, 07/01/48	1,795	1,950,140
Series A, 5.00%, 07/01/53	2,740	2,957,782
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series D, 5.00%, 07/01/52	6,155	6,658,598
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/51	10,420	11,100,292
Los Angeles Department of Water & Power, Refunding RB, Series C, 5.00%, 07/01/41	2,810	3,111,380
Mountain House Public Financing Authority, RB, Series A, Sustainability Bonds, (BAM), 4.00%, 12/01/50	4,500	4,426,081
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/44	1,000	1,001,128
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 5.00%, 08/15/50	3,730	3,945,925
Series K, Sustainability Bonds, 5.00%, 08/15/53	13,000	13,989,958
San Diego Public Facilities Financing Authority, RB, Series A, Subordinate, 5.00%, 05/15/52	6,970	7,553,497
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB, Series B, 4.00%, 11/01/51	3,500	3,320,611
San Mateo Foster City Public Financing Authority, RB
4.00%, 08/01/44	5,000	5,024,298
5.00%, 08/01/49	4,840	5,127,652
Southern California Public Power Authority, RB
5.00%, 07/01/48	20,570	22,331,101
07/01/53(e)	8,750	9,475,362
		182,849,239
Total Municipal Bonds in California		1,381,620,451
Florida — 0.4%
Transportation — 0.4%
Florida Development Finance Corp., Refunding RB, AMT, 07/15/32(c)(e)	4,210	4,344,821
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico — 5.5%
State — 5.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$13,134	$ 12,811,461
Series A-1, Restructured, 5.00%, 07/01/58	18,296	18,213,544
Series A-2, Restructured, 4.78%, 07/01/58	2,416	2,343,012
Series A-2, Restructured, 4.33%, 07/01/40	5,766	5,624,155
Series B-1, Restructured, 4.75%, 07/01/53	1,063	1,035,966
Series B-1, Restructured, 5.00%, 07/01/58	7,714	7,724,179
Series B-2, Restructured, 4.33%, 07/01/40	7,022	6,848,132
Series B-2, Restructured, 4.78%, 07/01/58	1,535	1,489,980
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	26,291	8,192,303
Total Municipal Bonds in Puerto Rico		64,282,732
Total Municipal Bonds — 124.8% (Cost: $1,433,217,355)		1,450,248,004
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
California — 23.4%
Corporate — 2.4%
Southern California Public Power Authority, RB, 5.25%, 07/01/53	25,000	27,500,037
County/City/Special District/School District — 4.9%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	15,000	15,581,276
Los Angeles County Facilities, Inc., RB, Series A, 5.00%, 12/01/43	13,345	14,110,974
Los Angeles Unified School District, GO, Sustainability Bonds, 5.25%, 07/01/48	25,000	27,813,976
		57,506,226
Education — 6.3%
University of California, RB, Series BK, 5.00%, 05/15/52	56,410	60,648,172
University of California, Refunding RB, Series AZ, 5.00%, 05/15/48	12,000	12,506,469
		73,154,641
State — 1.9%
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/48	20,000	21,728,685
Transportation — 4.5%
San Diego County Regional Airport Authority, ARB, AMT, Series B, 5.00%, 07/01/48	20,795	21,636,070
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series 2, 5.00%, 05/01/48(g)	30,660	31,312,236
		52,948,306
Security	Par (000)	Value
Utilities — 3.4%
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/50	$11,690	$ 12,136,191
Southern California Public Power Authority, RB, 5.00%, 07/01/48	25,000	27,140,374
		39,276,565
Total Municipal Bonds in California		272,114,460
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.4% (Cost: $261,327,423)		272,114,460
Total Long-Term Investments — 148.2% (Cost: $1,694,544,778)		1,722,362,464
Short-Term Securities
Commercial Paper — 2.5%
State of California, GO, 3.57%, 05/23/24	28,460	28,455,438

	Shares
	Money Market Funds — 5.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(h)(i)	67,270,286	67,277,013
	Total Short-Term Securities — 8.3% (Cost: $95,737,013)	95,732,451
	Total Investments — 156.5% (Cost: $1,790,281,791)	1,818,094,915
	Other Assets Less Liabilities — 1.6%	19,413,280
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.8)%	(149,161,907)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.3)%	(526,400,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 1,161,946,288

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on May 1, 2027, is $16,117,792.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Shares(a)	$ 61,896,344	$ —	$ (61,896,518)(b)	$ 7,416	$ (7,242)	$ —	—	$ 605,146	$ —
BlackRock Liquidity Funds, MuniCash, Institutional Shares	—	67,277,013 (b)	—	—	—	67,277,013	67,270,286	574,198	—
				$ 7,416	$ (7,242)	$ 67,277,013		$ 1,179,344	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	179	06/18/24	$ 19,237	$ 477,973
U.S. Long Bond	152	06/18/24	17,314	670,673
5-Year U.S. Treasury Note	146	06/28/24	15,298	279,224
				$ 1,427,870
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,450,248,004	$ —	$ 1,450,248,004
Municipal Bonds Transferred to Tender Option Bond Trusts	—	272,114,460	—	272,114,460
Short-Term Securities
Commercial Paper	—	28,455,438	—	28,455,438
Money Market Funds	67,277,013	—	—	67,277,013
	$67,277,013	$1,750,817,902	$—	$1,818,094,915
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 1,427,870	$ —	$ —	$ 1,427,870

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(147,184,992)	$—	$(147,184,992)
VMTP Shares at Liquidation Value	—	(526,400,000)	—	(526,400,000)
	$—	$(673,584,992)	$—	$(673,584,992)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
ST	Special Tax